S-K 1604, De-SPAC Transaction	Nov. 02, 2026
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On June 16, 2026, the board of directors (“SVAQ Board”) of Silicon Valley Acquisition Corp., a Cayman Islands exempted company (“SVAQ,” “we,” “us” or “our”), approved the Business Combination Agreement, dated June 17, 2026, by and among SVAQ, SVAQ Merger Sub Inc., a Delaware corporation and wholly-owned subsidiary of SVAQ (“Merger Sub”), and EigenQ, Inc., a Delaware corporation (“EigenQ”) (as amended by that certain Amendment No. 1 to the Business Combination Agreement, dated as of August 6, 2026 (“Amendment No. 1”), Amendment No. 2 to the Business Combination Agreement, dated as of September 17, 2026 (“Amendment No. 2”) and Amendment No. 3 to the Business Combination Agreement, dated as of September 26, 2026 (“Amendment No. 3”), and as it may be further amended, restated, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), pursuant to which the following will occur: (1) the domestication of SVAQ as a Delaware corporation, in which SVAQ will de-register from the Registrar of Companies in the Cayman Islands and transfer by way of continuation out of the Cayman Islands and into the State of Delaware so as to migrate to and domesticate as a Delaware corporation in accordance with SVAQ’s amended and restated memorandum and articles of association (the “SVAQ Articles”), Section 388 of the Delaware General Corporation Law (the “DGCL”) and Part XII of the Cayman Islands Companies Act (As Revised) (the “Cayman Companies Act”) (the “Domestication”); (2) the merger of Merger Sub with and into EigenQ, with EigenQ surviving the merger as a wholly-owned subsidiary of SVAQ (the “Merger”), in accordance with the Business Combination Agreement and DGCL; and (3) the other transactions contemplated by the Business Combination Agreement and documents related thereto (such transactions, together with the Domestication and the Merger, the “Business Combination”), all as described in more detail in the accompanying proxy statement/prospectus. In connection with the consummation of the Business Combination (the “Closing” and the date of the Closing, the “Closing Date”), SVAQ will be renamed “EigenQ Holdings, Inc.” (“PubCo”). References herein to PubCo denote SVAQ following the Closing. A copy of the Business Combination Agreement and the amendment(s) thereto are attached to the accompanying proxy statement/prospectus as Annex A.

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Background of the Business Combination

The following chronology summarizes the key meetings and events that led to the signing of the Business Combination Agreement.

SVAQ is a special purpose acquisition company incorporated in the Cayman Islands on July 21, 2025, for the purpose of effecting a merger, share exchange, asset acquisition, share purchase, reorganization or other similar business combination with one or more businesses. The proposed Business Combination between SVAQ and EigenQ is the result of an extensive search for a potential transaction utilizing the global network and investing and operating experience of SVAQ’s management team and the SVAQ Board. The terms of the Business Combination are the result of extensive negotiations between SVAQ’s management team and representatives of EigenQ, each in consultation with its advisors. The following is a brief description of the background of these negotiations, the Business Combination and related transactions.

Beginning in October 2025, the EigenQ Board evaluated several potential paths to becoming a public company, including a traditional underwritten initial public offering, a direct listing, a non-SPAC reverse takeover, and a business combination with a SPAC. In connection with this process, EigenQ held discussions with various capital markets participants, advisers and service providers to evaluate the relative advantages, disadvantages and economics of these approaches.

The EigenQ Board’s objective was not simply to obtain a public listing, but to identify a path that would support EigenQ’s anticipated capital requirements for product development and commercialization, manufacturing readiness, working capital and expansion of its OEM and distribution relationships, while also providing a public-company platform to facilitate future financing opportunities and strategic initiatives.

In evaluating the available alternatives, the EigenQ Board considered, among other factors, the amount and timing of potential capital available to EigenQ, transaction costs and dilution, time to becoming a public company, execution risk, suitability for EigenQ’s stage of development, vehicle and sponsor considerations, and flexibility for subsequent financing. Based on these considerations, the EigenQ Board determined to pursue a business combination with a SPAC rather than the other alternatives it evaluated.

Prior to the consummation of SVAQ’s IPO, SVAQ had not selected any specific business combination target and had not, nor had anyone on its behalf, engaged in any substantive discussions, directly or indirectly, with any business combination target with respect to an initial business combination with SVAQ.

On December 24, 2025, SVAQ consummated the IPO of 20,000,000 SVAQ Public Units. The SVAQ Public Units were sold at an offering price of $10.00 per unit, generating total gross proceeds of $200,000,000. On January 5, 2026, the underwriters notified SVAQ of their partial exercise of the over-allotment option and purchased 1,500,000 additional units at $10.00 per unit upon the closing of the over-allotment option, generating gross proceeds of $15,000,000. Simultaneously with the closing of the IPO, SVAQ consummated the sale of an aggregate of 625,000 SVAQ Private Units at a price of $10.00 per unit in the private placement to the Sponsor and Clear Street, generating gross proceeds of $6,250,000. Simultaneously with the closing of the over-allotment option on January 7, 2026, SVAQ consummated the private placement of 30,000 additional SVAQ Private Units to Clear Street at a price of $10.00 per unit, generating additional gross proceeds of $300,000.

Following the completion of its IPO, at the direction of the SVAQ Board, SVAQ’s management and directors commenced a search for potential business combination targets, leveraging SVAQ’s and Sponsor’s network of company founders and executives, investment bankers, private equity firms and hedge funds and numerous other business relationships, as well as the prior experience and network of SVAQ’s management and directors. As part of the search process, they were also contacted by a number of individuals and entities with respect to business combination opportunities.

Consistent with SVAQ’s business strategy and the search criteria described in SVAQ’s IPO prospectus, SVAQ’s management and directors sought to identify prospective target businesses that, among other potential attributes, are led by experienced, mission-driven management teams; have proprietary technologies and competitive advantages; operate in high-growth sectors undergoing transformations, including relative to allocation of capital; present investors with potential for attractive risk-adjusted returns; appear well-positioned to benefit from access to public equity markets and alternative capital sources and may be able to glean advantages from collaborating with SVAQ on such companies’ transition to become public entities. The search criteria identified in SVAQ’s IPO prospectus were not exclusive and SVAQ was not constrained by such criteria in its target search and evaluation process, but rather evaluated numerous potential opportunities across multiple geographies and industries as further described below.

From the closing of the IPO through the date the parties entered into Business Combination Agreement (the “BCA Signing Date”), members of SVAQ’s management reviewed self-generated ideas and contacted, and were contacted by, numerous individuals and entities regarding potential business combination opportunities, including opportunities with attributes consistent with the criteria described in SVAQ’s IPO prospectus and other opportunities. During this period, SVAQ was introduced to more than 50 companies across more than 15 industry subsectors through a combination of (i) proactive outreach by SVAQ’s management team directors, and advisors, (ii) inbound inquiries from potential partners and (iii) referrals from SVAQ’s network of industry contacts, private equity sponsors, investment banks and other sources, including introductions from approximately 15 different sources and partners. Representatives of SVAQ held at least one discussion with more than 25 potential targets, engaged in detailed business and valuation discussions with approximately 20 potential targets, entered into non-disclosure agreements with more than 20 potential targets and held multiple discussions with approximately 12 potential targets. Ultimately, the only opportunity relative to which SVAQ submitted a non-binding letter of intent was EigenQ.

SVAQ did not pursue discussions with targets other than EigenQ to a point of submitting letters of intent to such other potential target opportunities because, following initial due diligence and other evaluation processes, SVAQ concluded, for various reasons, including, without limitation, SVAQ’s views of industry, sector and/or business prospects, divergent expectations relative to optimal timing and/or valuation and the target companies’ preparedness to become publicly listed.

SVAQ ultimately decided to pursue a business combination with EigenQ because SVAQ determined EigenQ to represent a compelling opportunity based upon, among other things, the vast addressable market for post-quantum cybersecurity and encryption products; SVAQ’s perception of the potential business advantages of EigenQ, including the post-quantum encryption solutions EigenQ’s products are intended to provide at a critical juncture in the development of the quantum computing sector; SVAQ determined that EigenQ represents the potential for attractive risk-adjusted equity returns for SVAQ’s shareholders; EigenQ management’s knowledge of the sector within which the Company operates; the backgrounds and experience of the key personnel of EigenQ and the potential growth profile of EigenQ and its business. For additional information regarding the foregoing considerations, see “ — The Business Combination Proposal — The SVAQ Board’s Reasons for the Approval of the Business Combination.”

On January 19, 2026, Mr. Justin Rasekh, an investment banker at Arcstone Securities and Investments (“Arcstone”) with whom Mr. Dan Nash, SVAQ’s Chief Executive Officer, had a pre-existing business relationship and who was also, as of such date, providing certain consulting services to EigenQ as a designated representative of Dellovesting Consulting Inc. (“Dellovesting”) pursuant to a business development-related consulting agreement between EigenQ and Dellovesting that has since been terminated, introduced Mr. Nash by email to Dr. Jesse Van Griensven Thé, Chairman of EigenQ’s board of directors (the “EigenQ Board”), and Dr. José Rosas-Bustos, EigenQ’s Chief Executive Officer. In connection with that introduction, Mr. Nash suggested that SVAQ and EigenQ enter into a confidentiality agreement to facilitate further discussions. No remuneration or other benefits were provided to Mr. Rasekh, Arcstone or Dellovesting by SVAQ, EigenQ or their respective affiliates in connection with or as a result of such introduction, other than 500,000 Transaction Support Shares that Arcstone will receive upon closing of the Business Combination. Neither Mr. Rasekh nor Arcstone played any role with regard to discussions or negotiations of the potential business combination transaction beyond the initial introduction described in this paragraph.

On January 27, 2026, SVAQ and EigenQ executed a confidentiality agreement, following which EigenQ provided SVAQ a copy of an EigenQ presentation containing background information about the company and its business plans.

On February 11, 2026, Mr. Nash, Mr. Martin Zinny, SVAQ’s Chief Financial Officer, and Mr. David O’Neil, Vice President of SVAQ, together with Dr. Van Griensven Thé and Dr. Rosas-Bustos of EigenQ, participated in an introductory telephonic meeting. During such meeting, the parties discussed EigenQ’s goals in considering the possibility of engaging in a business combination transaction with a special purpose acquisition company (“SPAC”) such as SVAQ, as well as the background and management professional biographies of representatives of SVAQ and SVAQ’s potential fit as a partner for EigenQ’s potential go-public strategy.

After such meeting, SVAQ discussed further the possibility of pursuing an initial business combination with EigenQ and, on March 5, 2026, SVAQ followed up with EigenQ by email to provide a brief overview of the strategic options and processes for EigenQ to become a public company

On March 11, 2026, Messrs. Nash, Zinny, and O’Neil of SVAQ, Dr. Van Griensven Thé and Dr. Rosas-Bustos of EigenQ, together with representatives of Cohen & Company Capital Markets, a division of Cohen & Company Securities, LLC (“CCM”), who participated in such meeting in an introductory and business-development capacity and were not acting as financial advisors to either SVAQ or EigenQ at that time, held a telephonic meeting to discuss the possibility of a business combination transaction between SVAQ and EigenQ, including potential transaction timing, process planning, certain public-company transaction considerations, as well as initial potential valuation frameworks, including, potentially, a comparable companies comparative framework.

Between March 15, 2026, and March 16, 2026, representatives of SVAQ and EigenQ exchanged multiple emails and participated in telephonic meetings to discuss the feasibility and strategic advantages in the parties potentially collaborating to pursue a potential business combination transaction together, including potential activities and processes for securing transaction financing, as well as topics related to corporate governance and public-company readiness. Among such communications was a March 17, 2026, email from Dr. Rosas-Bustos of EigenQ to members of SVAQ management requesting that (i) SVAQ provide EigenQ with a term sheet or letter of intent setting forth SVAQ’s initial proposal relative to certain high-level terms for a business combination transaction between the parties, if such a transaction were to be pursued, in order for EigenQ and the EigenQ Board to evaluate and further discuss internally whether EigenQ would be interested in the possibility of pursuing a transaction with SVAQ, and (ii) SVAQ schedule a meeting with members of EigenQ management and the EigenQ Board to present SVAQ’s initial proposal and engage in a question-and-answers style dialog to facilitate EigenQ’s evaluation thereof.

On March 18, 2026, EigenQ provided SVAQ with a copy of a draft presentation (“Initial Draft Presentation”) prepared by EigenQ management reflecting certain information about EigenQ for discussion with SVAQ as the parties continued to consider the possibility of pursuing a business combination transaction together. SVAQ reviewed such Initial Draft Presentation in preparation for SVAQ’s upcoming meeting, as further described below, with the EigenQ

Board, scheduled for March 20, 2026. As further described below, the Initial Draft Presentation included certain EigenQ management-generated initial illustrative estimates and information (“initial illustrative forecast information”) regarding EigenQ’s potential ability to generate revenues and achieve profitability, taking into account the Company’s business model and then-existing business plans, subject, in all respects, to the accuracy of numerous underlying assumptions and information incorporated into such initial illustrative forecast information regarding, among other matters, future EigenQ commercial arrangements, demand, marketplace acceptance of EigenQ’s offerings and many other conditions, events and circumstances, which were also reviewed by SVAQ management. As further described below, elements of such initial illustrative forecast information reflected in the Initial Draft Presentation, and the assumptions incorporated therein, subject to certain modifications pertinent to different business case scenarios, were subsequently developed by EigenQ into the illustrative Forecasts provided by EigenQ management to SVAQ prior to the BCA Signing Date, as further described below under the section entitled “Certain Unaudited Illustrative EigenQ Forecasts”.

Based, in part, on such initial illustrative forecast and other information included in the Initial Draft Presentation shared by EigenQ management with SVAQ, and also utilizing certain preliminary potential public comparables, including a blend of next-generation infrastructure platforms and cybersecurity companies regarded by SVAQ (based on the limited information made available to SVAQ as of mid-March 2026) as having certain similarities to EigenQ and the Company’s future potential commercialized business (which group of comparable companies was later refined as the Business Combination Agreement negotiation process continued, as further described below), SVAQ management developed a preliminary estimated valuation multiple range for the commercialized business of EigenQ of 25.0x to 40.0x illustrative forward-estimated 2027 revenues of $45 million (as reflected in the initial illustrative forecast information provided to SVAQ by EigenQ, which information was speculative in nature, not prepared with a view towards public disclosure, and incorporated numerous assumptions with regard to, among other matters, the future potential terms of EigenQ commercial agreements that had not been entered into as of the date the aforementioned initial illustrative forecast information was prepared by EigenQ and utilized by SVAQ for purposes of SVAQ’s preliminary valuation analysis described herein).

Based on SVAQ’s preliminary valuation analysis, informed by due diligence conducted by SVAQ to date, SVAQ’s initial evaluation of attributes of EigenQ and EigenQ’s outsourced manufacturing channel-enabled business model, industry relationships and near-term product offerings and SVAQ’s initial views of strong commercialization traction with large partners in the ecosystem and capital efficient model with profit forecasts that compared favorably to quantum technology peers, informed by proprietary financial and industry database and platforms, of the potential U.S. market for post-quantum encryption security solutions, on March 20, 2026, shortly before the meeting between SVAQ management and the EigenQ Board described below, SVAQ management presented EigenQ management with a proposed initial draft letter of intent (the “Initial LOI”). The Initial LOI reflected an illustrative valuation range (the “illustrative valuation range”) of approximately $980 million to $1.28 billion, with the associated PubCo shares deliverable to EigenQ equity holders at the Closing to be valued at $10.00 per share, representing a forward-looking enterprise value/revenue multiple of 21.7x to 28.4x of an estimated $45M and 9.8x-12.8x multiple on 2028 revenue of $100M, illustrative forward-looking estimated total revenues, based on information included in the initial illustrative forecast information provided to SVAQ by EigenQ management, as further described above (which information was purely illustrative and subject, in all respects, to the accuracy of the assumptions underlying such information), with an additional 30 million earnout shares to be delivered to EigenQ Stockholders in the event certain post-closing PubCo trading price-based thresholds are satisfied during a time period to be defined in the definitive transaction agreements, if any. The Initial LOI also proposed: a mutual exclusivity period of 60 days, during which period the parties would agree to engage in exclusive discussions regarding a potential business combination transaction with each other; that the parties would mutually consider and cooperate with respect to the possibility of a $25 million financing transaction to be entered into and announced concurrent with the public announcement of the parties’ business combination, if any; and that, post-closing, certain Founder Shares would be subjected to post-closing vesting restrictions lifting upon the achievement, if any, of certain trading price-based thresholds post-consummation of the business combination, if pursued and consummated. Additionally, the Initial LOI contemplated the adoption by PubCo of a post-closing incentive plan with an associated share reserve equal to, or in the range of, 8% of the total number of shares issued and outstanding as of immediately after the closing and a post-closing board of directors with seven members, a majority of whom would qualify as independent under applicable stock exchange listing requirements, with SVAQ designating Mr. Nash to be either a member of, or an advisor to, the post-closing PubCo Board.

On March 20, 2026, at the invitation of Dr. Rosas-Bustos, Dan Nash traveled to meet in person with EigenQ management and the members of the EigenQ Board. At this meeting, Mr. Nash, in person, and other members of the SVAQ management team, attending virtually, shared information with EigenQ regarding SVAQ and its business combination strategy, summarized the parties’ discussions to date regarding a potential business combination and discussed the potential opportunities that SVAQ management believed a business combination with SVAQ could present for the growth and development of EigenQ’s business.

Between March 21, 2026 and March 25, 2026, representatives of SVAQ and EigenQ exchanged emails and participated in meetings regarding EigenQ’s internal scenario-based financial model and various assumptions incorporated therein, which the parties continued to discuss through the date that EigenQ management presented SVAQ with the illustrative 36-month revenues and earnings Forecasts further described under the section entitled “Certain Unaudited Illustrative EigenQ Forecasts” below, which EigenQ management continued to refine through May 2026 and delivered to SVAQ on the Initial Forecast Date (as defined below). During the meetings and calls taking place during such period, SVAQ management and EigenQ management also continued to engage in a series of high-level discussions regarding the structure of a potential business combination, EigenQ’s anticipated capital requirements and the proposed earnout structures. EigenQ, during such discussions, raised certain questions with SVAQ regarding the size and composition of the post-closing PubCo Board and also indicated that EigenQ needed to continue considering an appropriate share reserve size for a post-business combination incentive plan, taking into account, among other factors, the Company’s hiring and retention goals, as well as EigenQ’s existing stock appreciation rights program (as further described elsewhere in this proxy statement/prospectus). After further discussion and analysis, the parties determined to simplify the terms of the proposed transaction by removing the earnout component entirely and replacing the previous illustrative valuation range with a more precise consideration structure. Following those discussions, SVAQ developed an updated valuation framework for EigenQ’s business of approximately $1.13 billion, which represented approximately 25.0x illustrative estimated 2027 revenue of $45 million and 11.3x illustrative estimated 2028 revenue of $100 million, in each case as reflected in the illustrative initial forecast information provided by EigenQ to SVAQ, subject, in all events, to numerous assumptions and information incorporated into such initial illustrative forecast information, as further described above.

On March 26, 2026, SVAQ management discussed the EigenQ opportunity with the SVAQ Board, including the valuation framework proposed in the Initial LOI shared by SVAQ management with EigenQ, as subsequently refined as described in the preceding paragraph.

On March 27, 2026, Mr. Nash sent representatives of EigenQ a follow-up proposal from the March 20, 2026, meeting in the form of a board presentation. The follow-up proposal eliminated from the proposed transaction terms reflected in the Initial LOI the previously discussed 30 million earnout shares and revised the proposed terms of a post-closing Company incentive plan to include an “evergreen” feature whereby the number of shares available for issuance under such plan, if adopted upon a future potential closing, if any, would automatically increase on an annual basis under specified circumstances.

On March 30, 2026, SVAQ circulated an updated draft letter of intent (“Updated LOI”) and related board presentation materials to the SVAQ Board in advance of a further meeting between SVAQ management and the SVAQ Board pertaining to the possibility of SVAQ pursuing an initial business combination transaction with EigenQ and the potential terms of such a transaction, if pursued. The Updated LOI reflected proposed revised consideration terms, valuing the Company at approximately $1.13 billion on a pro forma enterprise value basis, and excluding the earnout shares included in the Initial LOI. The Updated LOI also reflected greater flexibility relative to the amount and form of a potential private placement transaction SVAQ or EigenQ might seek to identify and pursue, if the parties determined to enter into definitive agreements for a proposed business combination transaction, a larger post-closing incentive plan share reserve and associated evergreen feature, as well as a post-closing initial PubCo Board size of seven to eight members.

During the week of April 6, 2026, Mr. Nash exchanged calls and emails with Dr. Rosas-Bustos and Dr. Van Griensven Thé to discuss EigenQ’s and SVAQ’s respective perceptions regarding recent improvements in the market for quantum companies going public through transactions with SPACs and the continued improvement in the trading performance of publicly traded quantum companies observed since the parties began discussing the possibility of engaging in a business combination transaction together.

Among the topics discussed, and about which information was exchanged during such period, were certain developments Dr. Rosas-Bustos and Dr. Van Griensven Thé relayed with respect to EigenQ’s ongoing commercialization work related to the Company’s PQC+ server bundles, PCIe accelerator and retrofit solution, QEM software and compact M.2 solution, together with its anticipated route-to-market activities involving HPE, TD SYNNEX/DLT, Carahsoft, WNC and participating VARs; additionally, EigenQ and SVAQ further discussed guidance from the U.S. government, including CNSA 2.0 and updated CNSSP 15, which provide that, beginning January 1, 2027 (referred to herein as the “January 2027 CNSA 2.0 acquisition milestone”), new acquisitions for National Security Systems generally must be CNSA 2.0 compliant, subject to the qualifications in applicable guidance, and the implications of such guidance, in EigenQ management’s view, with regard to the timing and urgency of the market opportunity for post-Quantum readiness solutions. During related discussions, EigenQ also indicated to SVAQ that EigenQ management had revised its initial illustrative financial forecast estimates upward to reflect the latest market and business developments, as the prior estimates were determined to be stale, which updated illustrative management forecast information was subsequently provided by EigenQ to SVAQ for review and consideration as further described below.

The updated illustrative forecast information provided by EigenQ management to SVAQ on April 13, 2026, reflected, at the low end of Company management’s internal scenario-based illustrative forecast model, forward-looking illustrative estimated 2027 revenues comfortably above $100 million and forward-looking illustrative estimated 2028 revenue above $250 million under all scenarios presented. All of the foregoing updated preliminary illustrative forecast information was developed by EigenQ management based on numerous assumptions regarding, among other matters, prospective unit sales, margins and costs relative to EigenQ’s future commercialization-stage business and the prospective associated results and performance EigenQ might achieve if the foregoing assumptions, which were made at a pre-sales stage of EigenQ’s business, prove accurate, taking into account management’s views regarding the commercial implications of the January 2027 CNSA 2.0 acquisition milestone described in the preceding paragraph, as well as the following changes relative to the assumptions underlying the then-outdated preliminary assumptions incorporated into the initial forecast information shared with SVAQ at an earlier stage of discussions between the parties: (i) a broader product and revenue mix, including PQC+ server bundles, PCIe retrofit products, QEM renewals, M.2 modules and potential OEM licensing; (ii) broader modeled channel-accessible server opportunity across relevant OEM ecosystems, rather than a narrower initial market view; (iii) increasing visibility by EigenQ management into the contemplated OEM — distributor — VAR route to market and the expected timing of reseller activation; (iv) anticipated improvements in Company management’s illustrative estimates of channel productivity and customer conversion as product availability, training, POCs and reseller enablement progresses, relative to management’s prior, more preliminary estimates, with all of the updated assumptions described in clauses (i)-(iv) reflecting among other things, information Company management gleaned from the further, more in-depth discussions Company management had with prospective channel participants and OEMs during the second half of March and early April 2026, as described above, which revised assumptions, in turn, resulted in higher estimated unit sales volumes and a faster-than-previously-estimated commercialization ramp timeline than were reflected in the preceding illustrative estimates incorporated into the initial illustrative forecast information included in the Initial Investor Presentation EigenQ shared with SVAQ, as further described above. Further information regarding the illustrative Forecasts further developed by EigenQ management and delivered to SVAQ prior to the BCA Signing Date appears under the section below entitled “ — Certain Unaudited Illustrative EigenQ Forecasts” below.

Following SVAQ’s discussions with Dr. Rosas-Bustos and Dr. Van Griensven Thé during the week of April 6, 2026, and delivery by EigenQ management to SVAQ management of the updated illustrative forecast information described in the preceding paragraphs, SVAQ conducted its own further diligence and analyses of the potential estimated post-quantum cybersecurity market, the then-current trading prices of certain other quantum computing companies that had recently gone public through SPAC business combinations, as well as the market capitalization, performance and attributes (including similarities, as well as differences, to EigenQ’s business) of a broader set of public company comparables including cybersecurity and other AI technology companies than SVAQ management had considered at earlier stages of SVAQ’s financial analyses, such as were carried out prior to the dates SVAQ prepared and shared the Initial LOI and Updated LOI with EigenQ, when less information about EigenQ’s business plans, the timelines within which U.S. federal agencies will be required to implement post-quantum encryption and data security protocols, the post-closing trading price-based performance of post-SPAC listing and other quantum businesses, as well as the similarities between elements of EigenQ’s potential commercialized business and the businesses of other US-listed quantum technology companies, had been made available to, or identified by, SVAQ. Thereafter, SVAQ and EigenQ discussed an updated valuation framework for EigenQ’s future commercialized business that SVAQ believed to be appropriate in light of EigenQ’s aforementioned updated initial illustrative forecast information, the assumptions underlying which appeared reasonable in view of EigenQ and U.S. federal agency developments since the parties’ initial discussions regarding potentially pursuing a business combination transaction together, SVAQ’s updated comps-based analyses and the then-current market environment.

Based on the information and discussions described above, SVAQ prepared, and on April 13, 2026, shared with EigenQ, an updated draft letter of intent (“Second Updated LOI”) reflecting, among other terms, a proposed $3.03 billion pro forma enterprise value for EigenQ, reflecting a revised revenue multiple and valuation construct relative to the prior SVAQ’s proposals (as set forth in the Initial LOI and Updated LOI), based on the previously-described information, developments, market observations and updated illustrative EigenQ management forecast information, which SVAQ regarded as supporting the upward revision to certain EigenQ management assumptions incorporated into the Company’s updated illustrative forecasts. The Second Updated LOI also reflected, based on such $3.03 billion enterprise value, the anticipated issuance to EigenQ security holders of an aggregate of 293 million SVAQ shares, valued at $10.00 per share, at the closing, if any, of a business combination transaction between the parties. This revised valuation represented multiples below 30.3x estimated 2027 revenues (assuming illustrative estimated 2027 revenues above $100 million) and below 12.1x estimated 2028 revenues (assuming illustrative estimated 2028 revenues above $250 million). The Second Updated LOI also reflected that EigenQ and SVAQ may collaboratively pursue one or more financing transactions involving the issuance of shares exchangeable, at closing, if any, for up to 5.925 million public company shares, with a possibility that certain SVAQ founders shares might be utilized to incentivize partners and investors associated with the potential business combination (if any), if any such transactions were to be identified and pursued by the parties. The Second Updated LOI also reflected that the parties mutually contemplated SVAQ delivering approximately $100 million in gross cash proceeds to EigenQ upon consummation of a business combination from a combination of funds remaining in SVAQ’s trust account, if any, after satisfaction of required redemption payments, and proceeds, if any, from business combination-related financing transactions, if any such transactions are identified and pursued and if the business combination, if pursued, is consummated. The Second Updated LOI also reflected that certain EigenQ shareholders would be subject to a post-closing contractual lock-up period of six months with regard to PubCo shares to be delivered to such holders in connection with the business combination.

On April 14, 2026, SVAQ circulated the proposed final execution version of the letter of intent and related term sheet (the “Final LOI”), reflecting a 30-day mutual exclusivity period and no other changes relative to the terms set forth in the Second LOI other than minor changes to correct scrivener’s errors. Each of EigenQ and SVAQ executed the Final LOI on the same date.

On April 15, 2026, Greenberg Traurig (“GT”) was engaged as counsel to SVAQ in connection with the proposed Business Combination.

On April 24, 2026, Ellenoff Grossman & Schole LLP (“EGS”) was engaged as U.S. counsel to EigenQ in connection with the proposed Business Combination.

On May 2, 2026, EigenQ engaged CCM to act as EigenQ’s financial advisor in connection with the potential Business Combination and related potential financing transactions, if any.

On May 13, 2026, SVAQ and EigenQ extended the exclusivity period set forth in the Final LOI to June 15, 2026, in order for the parties to continue discussing and negotiating the terms of the proposed Business Combination.

From May 12, 2026, to May 22, 2026, EigenQ management continued to update the Company’s illustrative revenues forecasts, as well as illustrative earnings forecast, incorporating assumptions believed by EigenQ management to be reasonable as of the date such illustrative forecasts were prepared until it finalized and delivered the Forecasts referred to in the sub-section below entitled “Certain Unaudited Illustrative EigenQ Forecasts” to SVAQ on May 22, 2026 (the “Initial Forecast Date”) to incorporate certain refinements of EigenQ management’s views regarding the market opportunity, the potential efficacy of EigenQ’s business model relative to the channel participants, VAR and distributor networks and contacts and other relevant factors. The information reflected in such illustrative Forecasts was based on numerous assumptions, including, among other matters, with regard to the terms, structure and other attributes of future commercial arrangements into which EigenQ may enter in the future but which had not been entered into as of the date such Forecasts were prepared, all as further described below under the section below entitled “ — Certain Unaudited Illustrative EigenQ Forecasts”. On May 28, 2026, GT circulated an initial draft of the Business Combination Agreement.

On May 28, 2026, SVAQ engaged Dr. Javad Shabani, a Professor of Physics at New York University and the Director of the Center for Quantum Information Physics and the NYU Quantum Institute, as a technical consultant to perform technical due diligence with respect to EigenQ’s post-quantum cryptography and quantum security model. The consultant did not have any prior relationships with any of SVAQ’s or EigenQ’s directors and officers for which he received compensation. The consultant reviewed written materials and conducted calls with EigenQ’s management to assess, among other matters, (i) the technical basis for EigenQ’s entropy and randomness-generation claims, (ii) EigenQ’s cryptographic implementation and security model, (iii) the anticipated performance impact and complexity of various deployment configurations, (iv) product maturity, testing, reliability and the anticipated certification path, (v) technical feasibility and deployability, (vi) EigenQ’s competitive positioning relative to existing solutions based on publicly available information and (vii) potential growth and compliance considerations under downside and upside scenarios.

On June 9, 2026, at EigenQ’s request, CCM entered into a broker-to-broker agreement with Bradley Woods & Co. Ltd. (“SSG”) whereby CCM and SSG agreed to collaborate in connection with transaction financing efforts to be undertaken on behalf of EigenQ in connection with the potential Business Combination transaction.

On June 9, 2026, EGS delivered a revised draft of the Business Combination Agreement to GT. The revisions incorporated into such draft included, among other things, (i) Sponsor’s forfeiture of a certain portion of its promote shares if not used to incentivize transaction financing, (ii) proposing that EigenQ’s existing stock appreciation rights and warrants would roll over and be assumed by SVAQ, and that such securities would participate in the shares that comprise the merger consideration payable to EigenQ’s shareholders, and (iii) increasing the size of the equity incentive plan pool from 8% to 10% of the public company’s fully diluted shares.

On June 10, 2026, Newbridge Securities Corporation (“Newbridge”) was engaged by the SVAQ Board as a financial advisor to SVAQ to conduct certain analyses pertinent to Newbridge reviewing and providing an opinion with regard to the fairness, from a financial point of view, of the proposed Business Combination to SVAQ Shareholders, as further described below.

Over the course of a multi-week period ending shortly before the BCA Signing Date, the parties collaborated with CCM on the development of information and slides comprising an investor presentation, a copy of which was ultimately furnished to the SEC in connection with the announcement of the parties’ entry into the Business Combination Agreement. As part of such process, the parties discussed, and EigenQ management ultimately prepared and delivered to SVAQ prior to the BCA Signing Date (on the “Supplemental Forecast Date”) a version of the illustrative Forecasts delivered on the Initial Forecast Date reflecting modifications to certain, limited assumptions incorporated into the Year 1 illustrative Earnings Forecasts (as such terms are defined and further described below) relating to the potential receipt of funds by EigenQ as proceeds from a potential private placement transaction early in the potential Business Combination process, if any such financing transactions on reasonable terms were to be identified and pursued by the Business Combination parties. Detailed information about such supplemental scenario and about the illustrative Forecasts and assumptions incorporated into such illustrative, forward-looking information appears under the section entitled “ — Certain Unaudited Illustrative EigenQ Forecasts” below.

On June 12, 2026, GT circulated a revised draft of the Business Combination Agreement as well as initial drafts of the Sponsor Support Agreement and the EigenQ Support Agreement. GT’s revisions to the Business Combination Agreement included, among other things, (i) the addition of a provision regarding certain pre-Closing working capital loans that affiliates of SVAQ may provide to SVAQ, as described in SVAQ’s IPO prospectus, (ii) modifications to the Business Combination Agreement terms related to financing transactions in which the parties may engage during the interim period between the BCA Signing Date and the date the proposed Business Combination is consummated, if any; (iii) termination rights for SVAQ if EigenQ’s audited financial statements are not delivered by a certain date; and (iv) a break fee payable by EigenQ to SVAQ if SVAQ terminates the Business Combination Agreement pursuant to certain provisions and, within the period and ending twelve months after such termination, enters into a definitive agreement with respect to a Company Acquisition Proposal.

Also on June 12, 2026, SVAQ and EigenQ further extended the mutual exclusivity period set forth in the Final LOI until July 15, 2026, in order for the parties to continue discussing and negotiating the terms of the proposed Business Combination.

On June 15, 2026, EGS delivered revised drafts of the Business Combination Agreement, the Sponsor Support Agreement and the EigenQ Support Agreement to GT. EGS’s revisions to the Business Combination Agreement included, among other things, (i) specification of a proposed “outside date,” following which date, if the proposed Business Combination has not been consummated, either SVAQ or EigenQ would have a right to terminate the Business Combination Agreement, subject to certain exceptions; and (ii) removal of the concept of the termination fee payable (solely) by EigenQ, if EigenQ terminates the Business Combination Agreement, as previously proposed by SVAQ.

On June 15, 2026, GT circulated a revised draft of the Business Combination Agreement, the Sponsor Support Agreement and the EigenQ Support Agreement. GT’s revisions to the Business Combination Agreement included, among other things, (i) specifying a deadline for delivery by EigenQ of the Company audited financial statements required to be included in the registration statement to be filed with the SEC in connection with the proposed Business Combination, (ii) certain refinements to employment and labor-related representations and warranties and (iii) adjustments to provisions contained in the Business Combination Agreement concerning the treatment of EigenQ’s existing stock appreciation rights and warrants in the context of the proposed Business Combination.

Between June 15, 2026, and June 16, 2026, GT and EGS exchanged drafts of the Business Combination Agreement with minor edits, as well as drafts of disclosure schedules corresponding to the representations and warranties made by each of EigenQ and SVAQ in the Business Combination Agreement.

On June 16, 2026, the SVAQ Board held a teleconference to discuss and approve the proposed Business Combination with EigenQ. Representatives from Newbridge and GT were present on the call. Dr. Shabani, whom SVAQ had engaged to conduct technical due diligence regarding EigenQ’s post-quantum cryptography and quantum security model, also attended the meeting at SVAQ’s invitation. At the beginning of such meeting, SVAQ management provided a general overview of EigenQ’s business, the Business Combination negotiation process, and the positive and negative considerations for SVAQ to enter into the Business Combination, as further described under the section entitled “— The SVAQ Board’s Reasons for the Approval of the Business Combination” below. Dr. Shabani also presented the findings of his technical due diligence review to the SVAQ Board and responded to questions from members of the SVAQ Board regarding the matters covered by his review. Thereafter, a representative from Newbridge presented a summary of Newbridge’s analyses of information about EigenQ undertaken in connection with the provision of Newbridge’s opinion with regard to the fairness, from a financial point of view, of the proposed Business Combination to SVAQ Shareholders. Thereafter, Newbridge rendered its oral opinion to the SVAQ Board, which was confirmed in writing by delivery of Newbridge’s written opinion dated June 16, 2026, that the consideration to be paid by SVAQ in connection with the Business Combination was fair to the SVAQ Unaffiliated Shareholders from a financial point of view, and confirmed that the proposed Business Combination satisfies the 80% fair market value test required under SVAQ’s governing documents. The full text of the Fairness Opinion of Newbridge, which describes, among other things, the assumptions, qualifications, limitations and other matters considered by Newbridge in connection with the preparation of its opinion is attached to this proxy statement/prospectus as Annex F. While representatives of Newbridge were present, members of the SVAQ Board discussed with such Newbridge representatives a number of questions with regard to the fairness opinion and Newbridge’s analyses in connection therewith, pertaining to, among other topics, the methodology and analyses Newbridge employed in its assessment of the fairness, from a financial point of view, of proposed Business Combination to SVAQ Shareholders, including the consideration deliverable to EigenQ equity holders pursuant to the terms of the Business Combination Agreement. Specific discussions with Newbridge included the scope of the illustrative Forecasts prepared by EigenQ management and how the valuation being attributed to EigenQ in the Business Combination compares with market capitalization and trading prices of similar public companies. Newbridge informed the SVAQ Board members that Newbridge’s fairness opinion analysis focused on the forward-looking illustrative Forecasts information for Year 2 of the Forecast Period (i.e., calendar year 2027), as further described in the section below entitled “— Certain Unaudited Illustrative EigenQ Forecasts” and primarily used a forward-looking revenues-based multiple metric for SVAQ. Additionally, Newbridge noted that, in Newbridge’s view, the valuation attributed to EigenQ in the proposed Business Combination is reasonable, given Newbridge’s comparable company analyses and market conditions.

Following the presentation, GT provided a summary of the SVAQ Board’s fiduciary duties under Cayman Islands law based on general information regarding fiduciary duties under Cayman Islands law received by GT from Appleby, SVAQ’s Cayman Islands counsel. GT then provided a summary of the transactions, the Business Combination Agreement and the material ancillary documents. Prior to the meeting, representatives of GT provided the SVAQ Board with the latest draft of the Business Combination Agreement and a summary of the key terms in the Business Combination Agreement and ancillary documents. GT also provided a brief overview of GT’s legal due diligence review of EigenQ. After considering the proposed terms of the Business Combination Agreement, and the related ancillary documents (i.e. Sponsor Support Agreement and the EigenQ Support Agreement), and taking into account the other factors described below under the section entitled “— The SVAQ Board’s Reasons for the Approval of the Business Combination,” the SVAQ Board unanimously approved the Business Combination Agreement and the Business Combination.

None of the SVAQ Board members abstained or voted against the Business Combination Agreement. In addition to the Business Combination Agreement, the SVAQ Board specifically approved the Sponsor Support Agreement and the EigenQ Support Agreement, each of which was attached as an exhibit to the Business Combination Agreement and each of which would be signed concurrently with the Business Combination Agreement.

On June 17, 2026, SVAQ, EigenQ, and the other parties executed the Business Combination Agreement and certain Business Combination-related ancillary agreements, including the Sponsor Support Agreement and EigenQ Support Agreement, as further described elsewhere in this proxy statement/prospectus. The transactions were publicly announced prior to the market opening on June 17, 2026.

On June 23, 2026, SVAQ filed the press release, the Business Combination Agreement, the Sponsor Support Agreement and the EigenQ Support Agreement with the SEC as exhibits to a Current Report on Form 8-K.

De-SPAC, Board Determination, Prospectus Summary [Text Block]

SVAQ Board’s Reasons for the Approval of the Business Combination

Before reaching their decision that the Business Combination Agreement, each ancillary agreement, and the Business Combination are fair, advisable and in the best interests of SVAQ and its shareholders, the SVAQ Board each consulted with the SVAQ management team and their respective legal counsel. The SVAQ Board considered a variety of factors in connection with their evaluation of the Business Combination. It also considered the Fairness Opinion delivered by Newbridge to the effect that, as of the date of June 16, 2026, and subject to and based on the assumptions made, procedures followed, matters considered, limitations of review undertaken and qualifications contained in the opinion, the Transaction Share Consideration is fair to SVAQ and the SVAQ Unaffiliated Shareholders from a financial point of view. In light of the complexity of those factors, the SVAQ Board, as a whole, did not consider it practicable to, nor did it attempt to, quantify or otherwise assign relative weights to the specific factors they took into account in reaching their decision. Different individual members of the SVAQ Board may have given different weight to different factors in their evaluation of the Business Combination.

The SVAQ Board determined that the Business Combination presents an attractive business opportunity in light of a variety of factors, including but not limited to the potential immediate demand for EigenQ’s products, its market positioning and platform scalability, its experienced, mission-driven management team, and its strategic fit with the SPAC platform. The SVAQ Board also considered the potential detriments of the Business Combination to SVAQ, including regulatory risks, the uncertainty of the potential benefits of the Business Combination being achieved, macroeconomic risks, the absence of possible structural protections for minority shareholders, and the risks and costs to SVAQ if the Business Combination is not consummated, including the risk that it may result in SVAQ being unable to complete a business combination and force SVAQ to liquidate.

For more information about the SVAQ Board’s reasons for the approval of the Business Combination, see “Proposal No. 1 — The Business Combination Proposal — The SVAQ Board’s Reasons for the Approval of the Business Combination” and “Proposal No. 1 — The Business Combination Proposal — The Fairness Opinion.”

De-SPAC Prospectus Summary, Board Determination, Factors Considered [Line Items]
De-SPAC Prospectus Summary, Board Determination, Dilution Considered [Text Block]

Dilution

Dilution per share to the original investors in SVAQ is determined by its net tangible book value per share, as adjusted, while excluding the Business Combination, while giving effect to material probable or consummated transactions and other material effects on SVAQ’s net tangible book value per share, from the IPO price per share paid by original investors in SVAQ as set forth as follows under five redemption scenarios.

The following table presents the net tangible book value per share at various redemption levels assuming various material potential sources of dilution (but excluding the effects of the Business Combination transaction itself).

	No Redemptions Scenario	25% Redemptions Scenario	50% Redemptions Scenario	75% Redemptions Scenario	Maximum Redemptions Scenario
Offering Price of the Securities in the IPO price per share	$10	10	10	10	10
Net tangible book value, as adjusted, as of June 30, 2026(1)	209,167,045	154,422,187	99,677,329	44,932,470	(9,812,388)
As adjusted Shares, as of June 30, 2026(2)	29,320,950	23,945,950	18,570,950	13,195,950	7,820,950
Net tangible book value per share, as adjusted, as of June 30, 2026	$7.13	6.45	5.37	3.41	(1.25)
Dilution per share to SPAC Public Shareholders	$2.87	3.55	4.63	6.59	11.25

____________

(1)      See table below for reconciliation of net tangible book value, as adjusted

(2)      See table below for reconciliation of as adjusted shares.

	No Redemptions Scenario	25% Redemptions Scenario	50% Redemptions Scenario	75% Redemptions Scenario	Maximum Redemptions Scenario
Net tangible book value per share, as adjusted, as of June 30, 2026(1)(2)	$7.13	$6.45	$5.37	$3.41	$(1.25)

Numerator adjustments (USD)
SPAC net tangible book value(3)	(8,112,388)	(8,112,388)	(8,112,388)	(8,112,388)	(8,112,388)
Transaction expenses to be incurred by SPAC(4)	(1,700,000)	(1,700,000)	(1,700,000)	(1,700,000)	(1,700,000)
Reclassification of nonredeemed public shares to permanent SVAQ equity(5)	218,979,433	164,234,575	109,489,717	54,744,858	0
Net tangible book value, as adjusted, as of June 30, 2026(1)	209,167,045	154,422,187	99,677,329	44,932,470	(9,812,388)

	No Redemptions Scenario	25% Redemptions Scenario	50% Redemptions Scenario	75% Redemptions Scenario	Maximum Redemptions Scenario
Denominator adjustments
SPAC Public Shareholders(6)	21,500,000	16,125,000	10,750,000	5,375,000	0
SPAC Private Shareholders(7)	655,000	655,000	655,000	655,000	655,000
SVAQ Class B Shares – Sponsor and transferred support shares(8)	7,165,950	7,165,950	7,165,950	7,165,950	7,165,950
As adjusted SPAC shares outstanding(9)	29,320,950	23,945,950	18,570,950	13,195,950	7,820,950

____________

(1)      Dollar-denominated adjusted net tangible book value equals SVAQ net tangible book value less estimated post June 30, 2026 SVAQ transaction expenses plus the carrying amount of nonredeemed public shares reclassified from temporary equity to permanent SVAQ equity when redemption rights lapse.

(2)      As adjusted shares equals the As adjusted SPAC shares outstanding reconciled in the table above (see note (9)).

(3)      SPAC net tangible book value equals SPAC total assets less total liabilities less redeemable Class A ordinary shares (temporary equity).

(4)      Transaction expenses to be incurred by SVAQ after June 30, 2026 through the Closing Date are estimated at approximately $1.7 million and reduce net tangible book value under each redemption scenario.

(5)      The reclassification equals the $218,979,433 temporary-equity carrying amount in dollars multiplied by the percentage not redeemed. Redeemed shares are settled directly against temporary equity for cash.

(6)      SPAC Public Shareholders equals the 21,500,000 Class A ordinary shares subject to possible redemption multiplied by the portion that is not redeemed.

(7)      SPAC Private Shareholders equals the 655,000 Class A ordinary shares issued and outstanding that are not subject to redemption.

(8)      SVAQ Class B Shares equals 7,165,950 issued Class B shares, which includes 5,000,000 retained by the Sponsor 1,000,000 Transaction Support Shares to be retained by the Secured Investor, and 1,165,950 Transaction Support Shares transferred to other investors. The transfer changes the holder only; the shares remain outstanding. Sponsor forfeiture is currently nil.

(9)      As adjusted SPAC shares outstanding equals the sum of SPAC Public Shareholders (note 6), SPAC Private Shareholders (note 7) and all issued SVAQ Class B Shares (note 8), including transferred support shares.

De-SPAC, Actual or Potential Material Conflict of Interest, Prospectus Summary [Text Block]

Conflicts of Interest

Under Cayman Islands law, directors and officers owe the following fiduciary duties:

•        duty to act in good faith in what the director or officer believes to be in the best interests of the company as a whole;

•        duty to exercise powers for the purposes for which those powers were conferred and not for a collateral purpose;

•        duty to not improperly fetter the exercise of future discretion;

•        duty to exercise authority for the purpose for which it is conferred and a duty to exercise powers fairly as between different sections of shareholders;

•        duty not to put themselves in a position in which there is a conflict between their duty to the company and their personal interests; and

•        duty to exercise independent judgment.

In addition to the above, directors also owe a duty of care which is not fiduciary in nature. This duty has been defined as a requirement to act as a reasonably diligent person having both the general knowledge, skill and experience that may reasonably be expected of a person carrying out the same functions as are carried out by that director in relation to the company and the general knowledge, skill and experience of that director.

As set out above, directors have a duty not to put themselves in a position of conflict and this includes a duty not to engage in self-dealing, or to otherwise benefit as a result of their position at the expense of the company. However, in some instances what would otherwise be a breach of this duty can be forgiven and/or authorized in advance by the shareholders provided that there is full disclosure by the directors. This can be done by way of permission granted in the memorandum and articles of association or alternatively by shareholder approval at general meetings. Each of our officers and directors presently has, and any of them in the future may have additional, fiduciary, contractual or other obligations or duties to one or more other entities, pursuant to which such officer or director is or will be required to present a business combination opportunity to such entities. Accordingly, if any of our officers or directors becomes aware of a business combination opportunity which is suitable for an entity to which he or she has then current fiduciary or contractual obligations, he or she will honor his or her fiduciary or contractual obligations to present such business combination opportunity to such other entity, subject to their fiduciary duties under Cayman Islands law. The SVAQ Articles provide that, to the fullest extent permitted by law: (i) no individual serving as a director or an officer shall have any duty, except and to the extent expressly assumed by contract, to refrain from engaging directly or indirectly in the same or similar business activities or lines of business as us; and (ii) we renounce any interest or expectancy in, or in being offered an opportunity to participate in, any potential transaction or matter which may be a corporate opportunity for any director or officer, on the one hand, and us, on the other or the presentation of which would breach an existing legal obligation of a director or officer to any other entity. As a result, the fiduciary duties or contractual obligations of our officers or directors could materially affect our ability to complete our initial business combination.

Below is a table summarizing the entities to which our officers and directors currently have fiduciary duties or contractual obligations:

Individual	Entity	Entity’s Business
Dan Nash	Silicon Valley Capital Advisors, LLC	Investment Management and Advisory
	Silicon Valley Acquisition Corp. II	SPAC
	Freedom Metals Acquisition Corp	SPAC
Martin Zinny	Freedom Metals Acquisition Corp.	SPAC
	Silicon Valley Acquisition Corp. II	SPAC
David O’Neil	Bridgewest Capital Management, LLC	Private Equity
	Silicon Valley Acquisition Corp. II	SPAC
Adam Nash	Aside, Inc.	Financial Technology Platform
	Daffy Charitable Fund	Philanthropy
	Stanford University	Education
Matthew Murphy	Montage Ventures	Investment Firm
	Woodside Elementary School	Education
	Columbus Circle Capital Corp II	SPAC
	Columbus Circle Capital Corp III	SPAC
Jackson Fu	Promontory Technologies, Ltd.	Investment Firm
	Toggee.ai	Wealthtech
	Deepcubation	Blockchain Platform
	Qilin Investment Management	Investment Firm
Pankaj Shah	Sankhara	Private Equity
	Finches LLC	Investment Firm

In addition, the Sponsor and our officers and directors may sponsor or form other SPACs similar to ours or may pursue other business or investment ventures during the period in which we are seeking an initial business combination. As a result, the Sponsor, officers and directors could have conflicts of interest in determining whether to present business combination opportunities to us or to any other SPAC with which they may become involved. Any such companies, businesses or investments may present additional conflicts of interest in pursuing an initial business combination target, which could materially affect our ability to complete our initial business combination.

Potential investors should also be aware of the following other potential conflicts of interest:

•        Our officers and directors are not required to, and will not, commit their full time to our affairs, which may result in a conflict of interest in allocating their time between our operations and the Business Combination and their other businesses. We do not intend to have any full-time employees prior to the completion of the Business Combination. Each of our officers is engaged in several other business endeavors for which he may be entitled to substantial compensation, and our officers are not obligated to contribute any specific number of hours per week to our affairs.

•        The Sponsor holds 6,665,950 Founder Shares, and such shares will have a significantly higher value at the time of the Business Combination. The Sponsor also holds 425,000 SVAQ Private Units in connection with the IPO, which will automatically convert at the Effective Time into PubCo Private Units, which includes 212,500 SVAQ Private Warrants to purchase an equal number of shares of PubCo Common Stock. Our Initial Shareholders, officers and directors have entered into the Insider Letter with us, pursuant to which they have agreed to waive their redemption rights with respect to their Founder Shares and any Public Shares they may hold in connection with the completion of the Business Combination. Additionally, our Initial Shareholders, officers and directors have agreed to waive their rights to liquidating distributions from the trust account with respect to their founder shares if we fail to complete our initial business combination within the prescribed time frame, although they will be entitled to liquidating distributions from assets outside the trust account. If we do not complete the Business Combination within the prescribed time frame, the SVAQ Warrants will expire worthless. Furthermore, our Initial Shareholders, officers and directors have agreed not to transfer, assign or sell any of their respective Founder Shares (except with regard to certain Transaction Support Shares as provided in the Insider Letter), private placement shares, private placement warrants or any securities underlying the private placement warrants that they hold until the date that is (i) in the case of the Founder Shares, the earlier of (A) 180 days after the date of the consummation of our initial business combination or (B) subsequent to our initial business combination, (x) the date on which the last sale price of our public shares equals or exceeds $11.50 per share (as adjusted for share splits, dividends, reorganizations, recapitalizations and the like) for any 20 trading days within any 30-trading day period commencing after our initial business combination, or (y) the date on which we consummate a liquidation, merger, share exchange or other similar transaction after our initial business combination which results in all of our shareholders having the right to exchange their public shares for cash, securities or other property, and (ii) in the case of the SVAQ Private Units or any securities underlying the SVAQ Private Units, until 30 days after the completion of our initial business combination. The SVAQ Warrants (including the PubCo Common Stock issuable upon exercise of the SVAQ Warrants) will not be transferable until 30 days following the completion of the Business Combination. Accordingly, our officers and directors who directly or indirectly own our securities may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate the Business Combination. In accordance with the Insider Letter Amendment No. 1 and subject to approval by the Public Shareholders, any Transaction Support Shares held by the Secured Investor shall not be subject to the lock-up restrictions, and the Sponsor may, at its discretion, release any additional Transaction Support Shares transferred to other investors or third parties, from the lock-up restrictions upon the consummation of the Business Combination, subject to restrictions under federal securities laws.

•        Our Initial Shareholders and members of our management team will directly or indirectly own our securities following consummation of the Business Combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination. Upon consummation of the Business Combination, our Initial Shareholders will have invested in us an aggregate of $4,275,000, comprising the $25,000 purchase price for the Founder Shares (or approximately $0.003 per share) and the $4,250,000 purchase price for the SVAQ Private Units (or $10.00 per unit, and excluding SVAQ Private Units to be acquired by Clear Street), which may be exercised on a cashless basis and result in material dilution to our Public Shareholders. Accordingly, our management team or our Initial Shareholders may be more willing to pursue a business combination with a riskier or less-established target business than would be the case if our Initial Shareholders had paid the same per share price for the Founder Shares as our public shareholders paid for their Public Shares or if the SVAQ Warrants could not be exercised on a cashless basis.

•        Each of Dan Nash and Adam Nash is a member of the Unsecured Investor and has invested $500,000 and $100,000, respectively, in the Unsecured Investor entity, representing an interest in 10% and 2%, respectively of the Unsecured EigenQ Notes and Unsecured Eigen Warrants, assuming the full funding of the Unsecured Financing.

•        Certain members of our management team may receive compensation upon consummation of our initial business combination, and accordingly, they may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such compensation will not be received unless we consummate such business combination.

•        Our officers and directors may have a conflict of interest with respect to evaluating a particular business combination if the retention or resignation of any such officers and directors was included by a target business as a condition to any agreement with respect to our initial business combination.

•        In the event the Sponsor or an affiliate of the Sponsor or certain of our officers and directors provide loans to us to finance transaction costs and/or incur expenses on our behalf in connection with an initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such loans may not be repaid and/or such expenses may not be reimbursed unless we consummate such business combination.

•        Similarly, if we agree to pay our Initial Shareholders, officers or directors, or our or their affiliates, a finder’s fee, advisory fee, consulting fee or success fee in order to effectuate the completion of our initial business combination, such persons may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as any such fee may not be paid unless we consummate such business combination.

•        We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Initial Shareholders, officers or directors, or any of their respective affiliates, or completing the business combination through a joint venture or other form of shared ownership with our Initial Shareholders, officers or directors, or any of their respective affiliates; accordingly, such affiliated person(s) may have a conflict of interest in determining whether a particular target business is an appropriate business with which to effectuate our initial business combination as such affiliated person(s) would have interests different from our Public Shareholders and would likely not receive any financial benefit unless we consummated such business combination.

We are not prohibited from pursuing an initial business combination with a company that is affiliated with our Initial Shareholders, officers or directors, or any of their respective affiliates, or completing the business combination through a joint venture or other form of shared ownership with our Initial Shareholders, officers or directors, or any of their respective affiliates. In the event we seek to complete our initial business combination with a company that is affiliated (as defined in the SVAQ Articles) with our Initial Shareholders (including their respective members), officers or directors, we, or a committee of independent directors, will obtain an opinion from an independent investment banking firm or another independent entity that commonly renders valuation opinions, stating that the consideration to be paid by us in such an initial business combination is fair to our company from a financial point of view. We are not required to obtain such an opinion in any other context.

Prior to or in connection with the completion of our initial business combination, there may be payment by the company to our initial shareholders, officers or directors, or our or their affiliates, of a finder’s fee, advisory fee, consulting fee or success fee for any services they render in order to effectuate the completion of our initial business, which, if made prior to the completion of our initial business combination, will be paid from funds held outside the trust account.